UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22899

Capital Guardian Funds Trust
(Exact name of registrant as specified in charter)

888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
Capital Guardian Funds Trust
888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

Capital Guardian
Core Balanced Fund

Investor Class: CGBFX
Institutional Class: CGBNX

SEMI-ANNUAL REPORT
APRIL 30, 2014

CAPITAL GUARDIAN CORE BALANCED FUND
SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to inform you of the new Fund’s creation on December 31, 2013 and its listing on NASDAQ under the CGBFX and CGBNX symbols.

Since we have been investing for only a few months, our comments are limited to the thought that we have a good outlook for our investments and the corporate market in general.  For the first four months of the year the Fund returned 1.40% for the Investor shares and 1.50% for the Institutional shares.  As of April 30, 2014 common stocks accounted for 83.94% and fixed income (preferred stocks and money market securities) 16.06%, respectively, of the portfolio.

Please don’t hesitate to call with any questions.

June 2, 2014

Sincerely,

Robert P. Morse
Chairman and
Chief Executive Officer

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a Prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in small-and mid-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

NASDAQ is a computerized stock trading network.

The Capital Guardian Core Balanced Fund is distributed by Quasar Distributors, LLC.

CAPITAL GUARDIAN CORE BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 82.5%

Aerospace – 4.8%
Lockheed Martin Corp.	50	$8,207
United Technologies Corp.	100	11,833
		20,040

Air Freight & Logistics – 2.4%
United Parcel Service, Inc. –
Class B	100	9,850

Airlines – 2.2%
Alaska Air Group, Inc.	100	9,408

Biotechnology – 10.2%
Alexion Pharmaceuticals, Inc. (a)	50	7,910
Celgene Corp. (a)	50	7,350
Gilead Sciences, Inc. (a)	100	7,849
Jazz Pharmaceuticals (a)	50	6,745
Ligand Pharmaceuticals, Inc. (a)	60	3,790
Regeneron
Pharmaceuticals, Inc. (a)	30	8,907
		42,551

Building & Construction – 3.9%
D.R. Horton, Inc.	200	4,456
MasTec, Inc. (a)	300	11,874
		16,330

Chemicals – 7.9%
Dow Chemical Co.	250	12,475
LyondellBasell Industries NV –
Class A (b)	120	11,100
Sigma-Aldrich Corp.	100	9,621
		33,196

Drugs – 5.4%
Allergan, Inc.	75	12,438
United Therapeutics Corp. (a)	100	10,001
		22,439

Energy – 2.3%
EOG Resources, Inc.	100	9,800

Energy Equipment & Services – 4.1%
Core Laboratories NV (b)	50	9,384
Schlumberger Ltd. (b)	75	7,616
		17,000

Financial Services – 3.9%
American Express Co.	100	8,743
Capital One Financial Corp.	100	7,390
		16,133

Insurance – 1.3%
American International
Group, Inc.	100	5,313

Leisure – 3.2%
Las Vegas Sands Corp.	100	7,913
Strategic Hotels & Resorts, Inc. –
REIT (a)	500	5,395
		13,308

Machinery – 1.4%
Cummins, Inc.	40	6,034

Media – 2.8%
DIRECTV (a)	100	7,760
Walt Disney Co.	50	3,967
		11,727

Office Equipment – 2.1%
Western Digital Corp.	100	8,813

Real Estate – 1.6%
CBRE Group, Inc. – Class A (a)	250	6,660

Retail – 1.7%
TJX Companies, Inc.	120	6,982

Semiconductors – 10.5%
InvenSense, Inc. (a)	400	8,612
KLA-Tencor Corp.	200	12,798
Lam Research Corp.	50	2,881
Micron Technology, Inc. (a)	400	10,448
NXP Semiconductors NV (a)(b)	150	8,943
		43,682

Services – 4.0%
Amazon.com, Inc. (a)	20	6,083
Google Inc. – Class A (a)	10	5,349
Google Inc. – Class C (a)	10	5,266
		16,698

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS – 82.5% (continued)

Specialty Retail – 2.6%
Home Depot, Inc.	100	$7,951
Restoration Hardware
Holdings, Inc. (a)	50	3,119
		11,070

Technology – 4.2%
Advanced Energy
Industries, Inc. (a)	350	7,658
Hewlett-Packard Co.	300	9,918
		17,576

TOTAL COMMON STOCKS
(Cost $339,207)		344,610

PREFERRED STOCKS – 9.8%

Financial Services – 3.0%
JPMorgan Chase
& Co., Series T	500	12,680

Insurance – 6.8%
Aegon NV, 6.375% (b)	500	12,935
PartnerRe Ltd., Series D (b)	600	15,318
		28,253

TOTAL PREFERRED STOCKS
(Cost $39,904)		$40,933

SHORT-TERM INVESTMENT – 6.0%

Money Market Fund – 6.0%
First American Prime Obligations
Fund, Class Z, 0.016% (c)	25,023	25,023

TOTAL SHORT-TERM
INVESTMENT
(Cost $25,023)		25,023

TOTAL INVESTMENTS
(Cost $404,134) – 98.3%		410,566
Other Assets in Excess
of Liabilities – 1.7%		7,134
TOTAL NET
ASSETS – 100.0%		$417,700

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of April 30, 2014.

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

ASSETS:
Investments, at value (cost $404,134)	$410,566
Cash	13
Receivable for fund shares sold	10,000
Dividends and interest receivable	398
Expense reimbursement due
from Adviser (Note 4)	25,596
Prepaid expenses	37,609
Total Assets	484,182

LIABILITIES:
Payable for investments purchased	14,172
Accrued expenses and other payables	52,250
Accrued distribution fees	60
Total Liabilities	66,482
NET ASSETS	$417,700

NET ASSETS CONSIST OF:
Capital stock	$409,829
Net unrealized appreciation
on investments	6,432
Undistributed net investment income	432
Accumulated undistributed net realized
gain on investments	1,007
TOTAL NET ASSETS	$417,700

Investor Class Shares:
Net Assets	$321,278
Shares issued and outstanding(1)	31,683
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$10.14

Institutional Class Shares:
Net Assets	$96,422
Shares issued and outstanding(1)	9,500
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$10.15

(1)	Unlimited shares authorized

CAPITAL GUARDIAN CORE BALANCED FUND
STATEMENT OF OPERATIONS
For the period ended April 30, 2014(1) (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,401
Less: Foreign taxes withheld	(4)
Total investment income	1,397

EXPENSES:
Administration and fund
accounting fees (Note 4)	31,984
Federal and state registration fees	18,434
Transfer agent fees and expenses (Note 4)	15,351
Trustees’ fees and expenses	12,585
Professional fees	10,196
Compliance Fees	5,250
Insurance expense	4,514
Custody fees (Note 4)	2,257
Reports to shareholders	1,666
Other expenses	952
Investment advisor fees (Note 4)	625
Distribution fees (Note 5)
Investor Class	131
Total expenses before
expense reimbursement	103,945
Expenses reimbursed by Adviser (Note 4)	(102,980)
Net expenses	965
NET INVESTMENT INCOME	432

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on
investment transactions	1,007
Change in unrealized
appreciation on investments	6,432
Net realized and unrealized
gain on investments	7,439
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$7,871

(1)	Inception date of the Fund was December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
Inception(1) to
April 30,
2014
(Unaudited)
OPERATIONS:
Net investment income	$432
Net realized gain on
investment transactions	1,007
Change in unrealized
appreciation on investments	6,432
Net increase in net assets
resulting from operations	7,871
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	314,829
Payments for shares redeemed	—
Proceeds from reinvestment
of distributions	—
Increase in net assets from
Investor Class transactions	314,829
Institutional Class:
Proceeds from shares sold	95,000
Payments for shares redeemed	—
Proceeds from reinvestment
of distributions	—
Increase in net assets from
Institutional Class transactions	95,000
Net increase in net assets from
capital share transactions	409,829
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—
Institutional Class	—
From net realized gains:
Investor Class	—
Institutional Class	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	417,700
NET ASSETS:
Beginning of period	—
End of period	$417,700
UNDISTRIBUTED NET
INVESTMENT INCOME	$432

(1)	Inception date of the Fund was December 31, 2013.

CAPITAL GUARDIAN CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2014 (Unaudited)

1.Organization
Capital Guardian Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 28, 2013.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Capital Guardian Core Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends.  The Fund commenced operations on December 31, 2013.  Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Capital Guardian Asset Management, Inc. (the “Adviser”).  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the period ended April 30, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  As of and during the period ended April 30, 2014, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended April 30,

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.

3.Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, Exchange Traded Funds (“ETFs”) and real estate investment trusts (“REITS”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If

CAPITAL GUARDIAN CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2014:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common Stocks*	$344,610	$—	$—	$344,610
Preferred Stocks	40,933	—	—	40,933
Short-Term Investment	25,023	—	—	25,023
	$410,566	$—	$—	$410,566
* Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2014, the Fund did not have any transfers between valuation levels.

4.Investment Adviser
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.  The Adviser has engaged Wall Street Management Corp. (“WSMC”) as the sub-adviser to the Fund.  Pursuant to a sub-advisory agreement, the Adviser pays WSMC a sub-advisory fee computed, from their investment advisory fee, accrued daily, and paid monthly.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.25% and 1.00% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursements occurred.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2014.  Prior to December 31, 2014, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
12/31/17	$102,980

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency and custody for the period ended April 30, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

CAPITAL GUARDIAN CORE BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014 (Unaudited)

5.Distribution Costs
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent reimbursements for distribution and service activities.  For the period ended April 30, 2014, the Investor Class incurred expenses of $131 pursuant to the Plan.

6.Shares of Common Stock
Transactions in shares of common stock were as follows:

For the Period
Inception(1)
Through
April 30, 2014

Investor Class:
Shares sold	31,683
Shares issued to holders in
reinvestment of dividends	—
Shares redeemed	—
Net increase in Investor Class shares	31,683
Institutional Class:
Shares sold	9,500
Shares issued to holders in
reinvestment of dividends	—
Shares redeemed	—
Net increase in Institutional Class shares	9,500
Net increase in shares outstanding	41,183

(1)	Inception date of the Fund was December 31, 2013.

7.Investment Transactions
The aggregate purchases and sales of securities for the period ended April 30, 2014, excluding short-term investments, were $434,686 and $56,582, respectively.  There were no purchases or sales of long-term U.S. government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2014, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income Tax
Appreciation	Depreciation	Net	Cost
$17,327	$(10,895)	$6,432	$404,134

There were no distributions made by the Fund for the period ended April 30, 2014.

8.Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2014, SEI Private Trust Company, for the benefit of its customers, owned 76% of the outstanding shares of the Fund.

9.Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

CAPITAL GUARDIAN CORE BALANCED FUND
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	For the Period
	Inception
	Through
	April 30, 2014(1)
	(Unaudited)
Investor Class

Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gains on investments	0.13
Total from investment operations	0.14

Less distributions:
Distributions from net investment income	—
Distributions from net realized gains on investments	—
Total distributions	—
Net asset value, end of period	$10.14

Total return	1.40	%(3)

Supplemental data and ratios:
Net assets, end of period (000’s)	$321
Ratio of operating expenses to average net assets, before reimbursements	101.98	%(4)
Ratio of operating expenses to average net assets, net of reimbursement	1.25	%(4)
Ratio of net investment income (loss) to average net assets, before reimbursements	(100.31	)%(4)
Ratio of net investment income (loss) to average net assets, net of reimbursement	0.42	%(4)
Portfolio turnover rate	25.59	%(3)

(1)	Inception date of the Fund was December 31, 2013.
(2)	Net investment gain (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of common stock outstanding throughout each period.

	For the Period
	Inception
	Through
	April 30, 2014(1)
	(Unaudited)
Institutional Class

Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.02
Net realized and unrealized gains on investments	0.13
Total from investment operations	0.15

Less distributions:
Distributions from net investment income	—
Distributions from net realized gains on investments	—
Total distributions	—
Net asset value, end of period	$10.15

Total return	1.50	%(3)

Supplemental data and ratios:
Net assets, end of period (000’s)	$96
Ratio of operating expenses to average net assets, before reimbursements	162.66	%(4)
Ratio of operating expenses to average net assets, net of reimbursement	1.00	%(4)
Ratio of net investment income (loss) to average net assets, before reimbursements	(160.99	)%(4)
Ratio of net investment income (loss) to average net assets, net of reimbursement	0.67	%(4)
Portfolio turnover rate	25.59	%(3)

(1)	Inception date of the Fund was December 31, 2013.
(2)	Net investment gain (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

CAPITAL GUARDIAN CORE BALANCED FUND
EXPENSE EXAMPLE
For the Period Ended April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from inception to April 30, 2014.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	12/31/13 –
	12/31/13	4/30/14	4/30/14
Investor Class
Actual(2)	$1,000.00	$1,014.00	$4.17

Investor Class
Hypothetical
(5% return
before expenses)	1,000.00	1,012.43	4.17

Institutional Class
Actual(2)	1,000.00	1,015.00	3.34

Institutional Class
Hypothetical
(5% return
before expenses)	1,000.00	1,013.26	3.34

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.25% and 1.00% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 121/365 to reflect the period since inception.

(2)	Based on the actual returns for the period from inception through April 30, 2014 of 1.40% and 1.50% for the Investor Class and Institutional Class, respectively.

CAPITAL GUARDIAN CORE BALANCED FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
April 30, 2014 (Unaudited)

ADDITIONAL INFORMATION
April 30, 2014 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-460-2838 or by accessing the Fund’s website at www.capitalguardianfunds.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at 1-855-460-2838.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.capitalguardianfunds.com on a monthly basis.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

On December 5, 2013, the Board of Trustees, including all of the Independent Trustees, of Capital Guardian Funds Trust (the “Trust”), considered and approved the investment advisory agreement between the Trust and Capital Guardian Asset Management, LLC (“CGAM”) and the investment sub-advisory agreement between the Trust, CGAM and Wall Street Management Corporation (“WSMC”) regarding the Capital Guardian Core Balanced Fund (the “Fund”) (collectively the “Agreements”).  The Fund is a newly organized series of the Trust.

In determining whether to approve the Agreements, the Trustees considered all factors they believed to be relevant, including the following: (1) the nature, extent and quality of the services provided by CGAM and WSMC; (2) the cost of the services to be provided and profits to be realized by CGAM and WSMC from their relationship with the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory and sub-advisory fees for the Fund reflect these economies of scale; and (5) other financial benefits to CGAM and WSMC resulting from services to be rendered to the Fund.  In making their determination, no single factor was controlling in their decision, but rather the Trustees considered all of these factors in their totality.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided and/or supervised by CGAM and provided by WSMC under the Agreements with respect to the Fund, noting that such services will include, but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by CGAM and/or WSMC on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted the investment philosophy of WSMC’s portfolio manager and his significant investment and portfolio management experience.  The Trustees considered the sound composite performance of WSMC’s portfolio manager since the composite’s inception in 1992 for accounts managed in a substantially similar investment style that will be used to manage the Fund.  The Trustees considered CGAM’s capitalization and its assets under management.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that CGAM and WSMC propose to provide to the Fund under the Agreements.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual advisory fee that the Fund will pay to CGAM in the amount of 0.75% of the Fund’s average annual daily net assets for services that CGAM will render to the Fund, noting that WSMC’s sub-advisory fee will be paid from CGAM’s advisory fee.  The Trustees further noted that CGAM expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

services rendered to the Fund which exceed the projected Rule 12b-1 fees payable by the Fund.  The Trustees also noted that CGAM had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 1.00% of the average daily net assets of the Institutional Class shares.  The Trustees concluded that the CGAM’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the Morningstar moderate allocation fund category.  The Trustees noted that the Fund’s management fee was slightly higher than the average management fee reported for the benchmark category.  They also considered that the total expenses of the Institutional Class and Investor Class shares of the Fund were generally consistent with the average total expenses (after waivers and expense reimbursements) reported for the Institutional Class shares and all other shares classes of the benchmark category.  While recognizing that it is difficult to compare investment advisory fees since investment advisory services provided may vary from one investment adviser to another, the Trustees concluded that CGAM’s proposed investment advisory fee is reasonable.  The Trustees also noted that CGAM expects to significantly reimburse Fund operating expenses in order to maintain a competitive expense ratio.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints.  The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of advisory services that CGAM would need to provide to the Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees noted that neither CGAM nor WSMC has an affiliated broker-dealer through which they intend to execute the Fund’s portfolio transactions.  The Trustees considered that CGAM and/or WSMC would continue their existing practice, which allows the use of soft dollar arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers as a result of such arrangements may be beneficial to CGAM and/or WSMC and their other clients, as well as the Fund.  The Board also considered that conversely, the Fund may benefit from research services obtained by CGAM and/or WSMC from the placement of portfolio brokerage of other clients.  The Trustees concluded that CGAM and WSMC will not receive any additional financial benefits from services rendered to the Fund.

PRIVACY NOTICE

We recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•Account applications and other required forms

•Written, oral, electronic or telephonic communications, and

•Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

INVESTMENT ADVISER:
Capital Guardian Asset Management, LLC
888 Seventh Avenue, 24th Floor
New York, New York 10106

INVESTMENT SUB-ADVISER:
Wall Street Management Corporation
888 Seventh Avenue, 24th Floor
New York, New York 10106

TRUSTEES:
Robert P. Morse, Chairman
James L. Farrell, Ph.D.
Harlan K. Ullman, Ph.D.
Amb. Kurt D. Volker

PRINCIPAL OFFICERS:
Robert P. Morse, President & Chief Executive Officer
Michael R. Linburn, Executive Vice President,
  Secretary & Chief Compliance Officer
Jian H.Wang, Executive Vice President & Treasurer
I. Andrew McLaughlin, Executive Vice President
Brian T. Kirkpatrick, Senior Vice President – Operations

PRINCIPAL UNDERWRITER:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
AND DIVIDEND PAYING AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM:
Cohen Fund Audit Services
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL:
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

CAPITAL GUARDIAN CORE BALANCED FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-460-2838 (toll free)
http://www.capitalguardianfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Capital Guardian Funds Trust

By (Signature and Title)* /s/ Robert P. Morse
  Robert P. Morse, President & Chief Executive Officer

Date  July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
  Robert P. Morse, President & Chief Executive Officer

Date  July 8, 2014

By (Signature and Title)* /s/ Jian H. Wang
  Jian H. Wang, Treasurer

Date  July 8, 2014

* Print the name and title of each signing officer under his or her signature.